COMMITMENTS AND CONTINGENCIES	6 Months Ended
Jun. 30, 2023
Notes and other explanatory information [abstract]
COMMITMENTS AND CONTINGENCIES

15.	COMMITMENTS AND CONTINGENCIES

The Company entered into a production agreement with one of its manufacturers whereby the parties have agreed to a specified production volume. The Company also has outstanding purchase order commitments related to equipment for its new manufacturing facility. Future payments as at June 30, 2023 are $33,487 with the majority expected to be paid within the next 12 months.